Disclosure of detailed information about trade and other payables (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Payables to related parties	$ 309,697	$ 247,741	$ 215,803
Companies controlled by directors of the Company [Member]
Statement [Line Items]
Payables to related parties	15,250	15,250	72,916
Directors or officers of the Company [Member]
Statement [Line Items]
Payables to related parties	$ 294,447	$ 232,491	$ 142,887